Expense Example - Fortuna Hedged Bitcoin Fund ETF - Fortuna Hedged Bitcoin Fund ETF Class	Apr. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 200
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,062
Expense Example, with Redemption, 10 Years	$ 2,296